Common Stock (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2012 MinimumMember Warrant [Member]	Mar. 31, 2013 MinimumMember Warrant [Member]	Dec. 31, 2012 MaximumMember Warrant [Member]	Mar. 31, 2013 MaximumMember Warrant [Member]
Number of option outstanding	360,000	360,000	2,175,000	1,690,000	2,175,000
Number option issued				515,000
Number of option exercised				(30,000)
Number of option expired			(30,000)
Number of option outstanding		360,000	2,145,000	2,175,000	2,175,000
Weighted average exercise price of option outstanding	$ 0.5	$ 0.5		$ 0.50			$ 0.20		$ 1.50
Weighted average exercise price of option issued						$ 0.20		$ 1.50
Weighted average exercise price of option exercised				$ 0.50
Weighted average exercise price of option expired			$ 0.5
Weighted average exercise price of option outstanding		$ 0.5				$ 0.20	$ 0.20	$ 1.50	$ 1.50
Number of option exercisable			2,175,000	1,690,000
Number of option exercisable			2,145,000	2,175,000